Income Taxes - Provision for (Recovery of) Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current year expense	$ 401.6	$ 172.6
Adjustments to prior years' income taxes	(14.6)	(23.8)
Current income tax	387.0	148.8
Deferred income tax:
Origination and reversal of temporary differences	313.5	51.1
Adjustments to prior years' deferred income taxes	18.9	15.4
Other	6.6	(8.6)
Deferred income tax	339.0	57.9
Provision for income taxes	$ 726.0	$ 206.7